BALANCES IN FOREIGN CURRENCY AND FOREIGN CURRENCY EXCHANGE RATE IMPACT IN PROFIT OR LOSS. (Details 3)	12 Months Ended
Dec. 31, 2021
Arauco do Brasil S.A. [Member]
Statement [Line Items]
Country of incorporation of subsidiary	Brazil
Description of functional currency	Brazilian Real
Arauco Forest Brasil Sa [Member]
Statement [Line Items]
Country of incorporation of subsidiary	Brazil
Description of functional currency	Brazilian Real
Arauco Florestal Arapoti S.A. [Member]
Statement [Line Items]
Country of incorporation of subsidiary	Brazil
Description of functional currency	Brazilian Real
Arauco Industria de Paineis S.A. [Member]
Statement [Line Items]
Country of incorporation of subsidiary	Brazil
Description of functional currency	Brazilian Real
Empreendimentos Florestais Santa Cruz Ltda. [Member]
Statement [Line Items]
Country of incorporation of subsidiary	Brazil
Description of functional currency	Brazilian Real
Mahal Empreendimentos e Participacoes S.A. [Member]
Statement [Line Items]
Country of incorporation of subsidiary	Brazil
Description of functional currency	Brazilian Real
Novo Oeste Gestao de Ativos Florestais S.A. [Member]
Statement [Line Items]
Country of incorporation of subsidiary	Brazil
Description of functional currency	Brazilian Real
Consorcio Proteccion Fitosanitaria Forestal S.A. [Member]
Statement [Line Items]
Country of incorporation of subsidiary	Chile
Description of functional currency	Chilean Pesos
Leasing Forestal S.A. [Member]
Statement [Line Items]
Country of incorporation of subsidiary	Argentina
Description of functional currency	Argentine pesos
Arauco Industria de Mexico SA de CV ex Maderas y Sinteticos de Mexico SA de CV [Member]
Statement [Line Items]
Country of incorporation of subsidiary	Mexico
Description of functional currency	Mexican pesos
Araucomex Servicios SA de CV ex Maderas y Sinteticos Servicios SA de CV [Member]
Statement [Line Items]
Country of incorporation of subsidiary	Mexico
Description of functional currency	Mexican pesos
Arauco Canada Ltd Ex Flakeboard Company Ltd [Member]
Statement [Line Items]
Country of incorporation of subsidiary	Canada
Description of functional currency	Canadian Dollar
ODD Industries SpA [Member]
Statement [Line Items]
Country of incorporation of subsidiary	Chile
Description of functional currency	Chilean Pesos
Arauco Participacoes Florestais Ltda.
Statement [Line Items]
Country of incorporation of subsidiary	Brazil
Description of functional currency	Brazilian Real